Expense Example, No Redemption - Class C	Apr. 30, 2025 USD ($)
Allspring Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	948
Expense Example, No Redemption, 10 Years	2,068
Allspring Spectrum Conservative Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	571
Expense Example, No Redemption, 5 Years	992
Expense Example, No Redemption, 10 Years	2,168
Allspring Spectrum Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	987
Expense Example, No Redemption, 10 Years	2,157
Allspring Spectrum Income Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	577
Expense Example, No Redemption, 5 Years	1,017
Expense Example, No Redemption, 10 Years	2,238
Allspring Spectrum Moderate Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	984
Expense Example, No Redemption, 10 Years	$ 2,148